Quarterly Holdings Report
for
Fidelity® Balanced K6 Fund
May 31, 2024
BAL-K6-NPRT3-0724
1.9893901.104
Common Stocks - 62.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	305,203	5,560,799
Cellnex Telecom SA (a)	12,503	456,735
Liberty Global Ltd. Class C (b)	19,577	334,179
		6,351,713
Entertainment - 1.1%
Capcom Co. Ltd.	15,141	279,203
Lionsgate Studios Corp.	70	583
Lionsgate Studios Corp. (c)	14,849	123,692
Netflix, Inc. (d)	8,747	5,612,250
Roblox Corp. (d)	15,042	505,712
Roku, Inc. Class A (d)	4,900	281,260
Sea Ltd. ADR (d)	39,338	2,656,102
Spotify Technology SA (d)	2,667	791,512
Take-Two Interactive Software, Inc. (d)	2,902	465,365
The Walt Disney Co.	58,431	6,071,565
TKO Group Holdings, Inc.	18,225	1,987,801
Ubisoft Entertainment SA (d)	29,454	720,318
		19,495,363
Interactive Media & Services - 4.3%
Alphabet, Inc.:
Class A	202,676	34,961,610
Class C	46,107	8,020,774
Bumble, Inc. (d)	20,614	241,184
Epic Games, Inc. (c)(d)(e)	182	109,200
Match Group, Inc. (d)	10,031	307,250
Meta Platforms, Inc. Class A	73,554	34,337,214
Pinterest, Inc. Class A (d)	17,383	721,221
Snap, Inc. Class A (d)	118,266	1,776,355
		80,474,808
Media - 0.3%
Altice U.S.A., Inc. Class A (d)	295,409	732,614
Charter Communications, Inc. Class A (d)	3,313	951,229
Comcast Corp. Class A	36,053	1,443,202
Ibotta, Inc.	500	48,565
Liberty Broadband Corp. Class A (d)	29,243	1,586,140
Paramount Global Class B	5,890	70,150
		4,831,900
TOTAL COMMUNICATION SERVICES		111,153,784
CONSUMER DISCRETIONARY - 6.4%
Automobile Components - 0.1%
Adient PLC (d)	26,230	740,735
Aptiv PLC (d)	13,794	1,148,488
		1,889,223
Automobiles - 0.5%
Tesla, Inc. (d)	55,855	9,946,658
Broadline Retail - 2.9%
Amazon.com, Inc. (d)	297,076	52,416,089
Etsy, Inc. (d)	10,199	647,331
		53,063,420
Distributors - 0.1%
LKQ Corp.	25,666	1,104,408
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (d)	10,482	1,519,156
Booking Holdings, Inc.	1,130	4,267,276
Caesars Entertainment, Inc. (d)	21,057	748,787
Churchill Downs, Inc.	14,953	1,936,414
Domino's Pizza, Inc.	3,164	1,609,147
Flutter Entertainment PLC (d)	4,083	785,709
Marriott International, Inc. Class A	13,843	3,200,086
McDonald's Corp.	4,078	1,055,753
Red Rock Resorts, Inc.	10,854	556,268
Restaurant Brands International, Inc.	32,827	2,251,008
Starbucks Corp.	20,212	1,621,407
Yum! Brands, Inc.	26,202	3,600,941
		23,151,952
Household Durables - 0.1%
D.R. Horton, Inc.	1,335	197,313
Mohawk Industries, Inc. (d)	7,246	883,505
		1,080,818
Leisure Products - 0.0%
Brunswick Corp.	6,044	498,811
Specialty Retail - 1.1%
Burlington Stores, Inc. (d)	3,717	892,266
Cazoo Group Ltd. (c)(d)	2	0
Cazoo Group Ltd.:
warrants (d)	2	0
warrants (d)	2	0
warrants (d)	3	0
Foot Locker, Inc.	9,603	266,291
Lowe's Companies, Inc.	35,364	7,825,700
The Home Depot, Inc.	10,694	3,581,100
TJX Companies, Inc.	68,968	7,110,601
Valvoline, Inc. (b)(d)	21,452	870,951
		20,546,909
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	38,781	3,686,134
PVH Corp.	15,069	1,808,431
Tapestry, Inc.	42,602	1,852,761
		7,347,326
TOTAL CONSUMER DISCRETIONARY		118,629,525
CONSUMER STAPLES - 3.8%
Beverages - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	11,893	545,413
Constellation Brands, Inc. Class A (sub. vtg.)	9,249	2,314,377
Diageo PLC	9,788	329,536
Keurig Dr. Pepper, Inc.	97,326	3,333,416
Monster Beverage Corp. (d)	46,720	2,425,702
PepsiCo, Inc.	19,851	3,432,238
The Coca-Cola Co.	156,352	9,839,231
		22,219,913
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	15,230	888,915
Costco Wholesale Corp.	12,598	10,202,994
Dollar Tree, Inc. (d)	4,120	485,954
Target Corp.	12,029	1,878,449
U.S. Foods Holding Corp. (d)	18,577	981,423
Walmart, Inc.	109,248	7,184,148
		21,621,883
Food Products - 0.3%
Lamb Weston Holdings, Inc.	10,900	962,361
McCormick & Co., Inc. (non-vtg.)	13,561	979,375
Mondelez International, Inc.	28,468	1,950,912
The J.M. Smucker Co.	13,848	1,545,991
		5,438,639
Household Products - 0.7%
Procter & Gamble Co.	74,506	12,259,217
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	11,277	1,391,131
Kenvue, Inc.	151,474	2,923,448
		4,314,579
Tobacco - 0.2%
Philip Morris International, Inc.	46,166	4,680,309
TOTAL CONSUMER STAPLES		70,534,540
ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Expro Group Holdings NV (d)	36,178	794,107
Weatherford International PLC (d)	12,382	1,490,050
		2,284,157
Oil, Gas & Consumable Fuels - 2.4%
Africa Oil Corp.	549,931	1,053,098
Athabasca Oil Corp. (d)	354,147	1,301,791
Exxon Mobil Corp.	179,009	20,990,595
Galp Energia SGPS SA Class B	89,123	1,874,179
Hess Corp.	11,837	1,824,082
Imperial Oil Ltd.	50,995	3,603,080
Kosmos Energy Ltd. (d)	97,649	595,659
MEG Energy Corp. (d)	143,039	3,105,414
Phillips 66 Co.	18,139	2,577,733
Shell PLC ADR	46,130	3,357,341
Valero Energy Corp.	21,560	3,387,938
		43,670,910
TOTAL ENERGY		45,955,067
FINANCIALS - 8.3%
Banks - 2.9%
AIB Group PLC	169,749	965,989
Bank of America Corp.	212,815	8,510,472
Citigroup, Inc.	74,474	4,640,475
Citizens Financial Group, Inc.	41,201	1,453,983
Eurobank Ergasias Services and Holdings SA (d)	657,733	1,437,864
HDFC Bank Ltd.	28,042	515,172
JPMorgan Chase & Co.	96,131	19,479,025
KeyCorp	128,804	1,850,913
M&T Bank Corp.	15,145	2,295,982
Pathward Financial, Inc.	14,522	774,168
Piraeus Financial Holdings SA (d)	196,642	772,518
PNC Financial Services Group, Inc.	20,410	3,212,330
Starling Bank Ltd. Series D (c)(d)(e)	182,820	738,478
UMB Financial Corp.	10,453	861,745
Wells Fargo & Co.	116,615	6,987,571
		54,496,685
Capital Markets - 1.8%
Bank of New York Mellon Corp.	39,042	2,327,294
BlackRock, Inc. Class A	2,969	2,292,157
Cboe Global Markets, Inc.	12,998	2,248,524
Charles Schwab Corp.	5,091	373,068
CVC Capital Partners PLC (a)	16,700	324,519
Interactive Brokers Group, Inc.	3,619	454,981
Intercontinental Exchange, Inc.	29,348	3,929,697
London Stock Exchange Group PLC	10,084	1,182,012
LPL Financial	6,782	1,941,076
MarketAxess Holdings, Inc.	10,042	1,997,655
Moody's Corp.	5,080	2,016,709
Morgan Stanley	66,674	6,523,384
Northern Trust Corp.	5,600	471,744
State Street Corp.	32,899	2,486,835
StepStone Group, Inc. Class A	26,460	1,136,192
Tradeweb Markets, Inc. Class A	10,226	1,114,736
UBS Group AG	45,927	1,464,153
Virtu Financial, Inc. Class A	28,691	631,202
		32,915,938
Consumer Finance - 0.2%
Discover Financial Services	20,240	2,482,638
OneMain Holdings, Inc.	15,480	760,378
		3,243,016
Financial Services - 2.0%
Apollo Global Management, Inc.	35,169	4,085,231
Berkshire Hathaway, Inc. Class A (d)	3	1,882,200
Block, Inc. Class A (d)	89,928	5,762,586
Corpay, Inc. (d)	10,812	2,894,048
Fiserv, Inc. (d)	26,049	3,901,098
Global Payments, Inc.	15,963	1,625,832
PayPal Holdings, Inc. (d)	13,410	844,696
UWM Holdings Corp. Class A (b)	124,957	920,933
Visa, Inc. Class A	53,788	14,655,078
Voya Financial, Inc.	10,808	819,463
		37,391,165
Insurance - 1.4%
Arthur J. Gallagher & Co.	14,487	3,669,992
Chubb Ltd.	19,553	5,295,343
Direct Line Insurance Group PLC	346,034	950,378
Everest Re Group Ltd.	3,566	1,394,056
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,076	2,337,010
Hartford Financial Services Group, Inc.	29,568	3,058,810
Marsh & McLennan Companies, Inc.	20,510	4,257,466
Progressive Corp.	12,388	2,616,098
Prudential PLC	34,580	331,230
Unum Group	36,555	1,968,852
		25,879,235
TOTAL FINANCIALS		153,926,039
HEALTH CARE - 7.7%
Biotechnology - 0.8%
Argenx SE ADR (d)	3,173	1,177,246
Exact Sciences Corp. (d)	11,704	531,947
Gilead Sciences, Inc.	21,246	1,365,480
Moderna, Inc. (d)	29,328	4,180,706
Regeneron Pharmaceuticals, Inc. (d)	7,523	7,373,744
Vertex Pharmaceuticals, Inc. (d)	1,391	633,378
		15,262,501
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (d)	206,345	15,593,492
Intuitive Surgical, Inc. (d)	16,959	6,819,553
Penumbra, Inc. (d)	3,644	690,429
Stryker Corp.	28,573	9,745,965
		32,849,439
Health Care Providers & Services - 1.7%
Cencora, Inc.	31,347	7,102,290
CVS Health Corp.	4,267	254,313
Elevance Health, Inc.	12,324	6,636,228
Surgery Partners, Inc. (d)	92,838	2,562,329
Tenet Healthcare Corp. (d)	18,932	2,559,985
UnitedHealth Group, Inc.	25,171	12,468,958
		31,584,103
Life Sciences Tools & Services - 0.6%
Danaher Corp.	28,929	7,428,967
Sartorius Stedim Biotech	2,780	553,791
Thermo Fisher Scientific, Inc.	4,692	2,664,962
		10,647,720
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	71,939	5,612,681
Eli Lilly & Co.	26,860	22,034,332
Indivior PLC (d)	101,876	1,886,406
Merck & Co., Inc.	111,807	14,036,251
Royalty Pharma PLC	102,042	2,796,971
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	74,757	1,265,636
UCB SA	41,721	5,852,237
		53,484,514
TOTAL HEALTH CARE		143,828,277
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.6%
General Electric Co.	53,674	8,863,724
Howmet Aerospace, Inc.	40,438	3,423,077
Lockheed Martin Corp.	11,840	5,568,826
Northrop Grumman Corp.	4,247	1,914,420
RTX Corp.	14,360	1,548,152
Space Exploration Technologies Corp. Class A (c)(d)(e)	2,000	194,000
The Boeing Co. (d)	25,566	4,540,777
TransDigm Group, Inc.	2,781	3,735,523
		29,788,499
Air Freight & Logistics - 0.1%
FedEx Corp.	7,082	1,798,545
Building Products - 0.5%
Trane Technologies PLC	29,900	9,791,054
Construction & Engineering - 0.1%
Quanta Services, Inc.	8,682	2,395,711
Electrical Equipment - 0.8%
AMETEK, Inc.	39,017	6,616,503
Eaton Corp. PLC	16,734	5,569,912
GE Vernova LLC	13,418	2,360,226
		14,546,641
Ground Transportation - 0.7%
CSX Corp.	99,902	3,371,693
Old Dominion Freight Lines, Inc.	22,236	3,896,859
Uber Technologies, Inc. (d)	38,834	2,507,123
Union Pacific Corp.	15,281	3,557,722
		13,333,397
Machinery - 1.6%
Caterpillar, Inc.	14,330	4,850,992
Deere & Co.	3,812	1,428,585
Dover Corp.	30,254	5,561,290
Fortive Corp.	51,137	3,806,638
Ingersoll Rand, Inc.	67,185	6,251,564
Parker Hannifin Corp.	15,649	8,317,756
		30,216,825
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	18,563	947,084
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	125,168	1,200,361
TOTAL INDUSTRIALS		104,018,117
INFORMATION TECHNOLOGY - 18.3%
IT Services - 0.5%
Capgemini SA	12,847	2,602,829
EPAM Systems, Inc. (d)	7,329	1,304,049
MongoDB, Inc. Class A (d)	9,055	2,137,523
Snowflake, Inc. (d)	8,577	1,168,016
Twilio, Inc. Class A (d)	22,462	1,289,319
		8,501,736
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (d)	25,897	4,322,209
Alchip Technologies Ltd.	2,039	181,700
ASML Holding NV (Netherlands)	5,818	5,566,495
Astera Labs, Inc.	2,106	135,921
Astera Labs, Inc. (k)	9,300	600,222
Lattice Semiconductor Corp. (d)	21,490	1,595,418
Marvell Technology, Inc.	45,822	3,153,012
Micron Technology, Inc.	84,483	10,560,375
NVIDIA Corp.	75,837	83,142,378
NXP Semiconductors NV	16,455	4,477,406
ON Semiconductor Corp. (d)	60,987	4,454,490
Renesas Electronics Corp.	109,906	2,025,196
SolarEdge Technologies, Inc. (d)	31,113	1,524,226
Taiwan Semiconductor Manufacturing Co. Ltd.	392,230	10,018,226
		131,757,274
Software - 7.7%
Adobe, Inc. (d)	22,448	9,983,972
Autodesk, Inc. (d)	16,860	3,398,976
CCC Intelligent Solutions Holdings, Inc. (c)(d)	3,671	41,042
Elastic NV (d)	15,148	1,576,149
Five9, Inc. (d)	33,928	1,586,473
HubSpot, Inc. (d)	5,875	3,589,919
Intuit, Inc.	11,358	6,547,206
Microsoft Corp.	241,215	100,135,583
Salesforce, Inc.	37,757	8,851,751
Stripe, Inc. Class B (c)(d)(e)	1,800	46,800
Synopsys, Inc. (d)	8,460	4,744,368
Tenable Holdings, Inc. (d)	23,746	1,001,844
Workday, Inc. Class A (d)	10,042	2,123,381
		143,627,464
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	288,185	55,403,566
Wiwynn Corp.	16,881	1,288,638
		56,692,204
TOTAL INFORMATION TECHNOLOGY		340,578,678
MATERIALS - 1.4%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	4,728	1,260,958
Axalta Coating Systems Ltd. (d)	30,240	1,076,242
Cabot Corp.	6,348	649,400
Corteva, Inc.	25,290	1,414,723
Dow, Inc.	40,119	2,312,058
Ecolab, Inc.	12,224	2,838,413
Element Solutions, Inc.	31,565	758,507
Linde PLC	14,432	6,285,425
Olin Corp.	7,519	404,221
The Chemours Co. LLC	31,940	792,751
Tronox Holdings PLC	39,418	780,871
Westlake Corp.	2,884	463,055
		19,036,624
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,227	1,274,022
Containers & Packaging - 0.0%
Aptargroup, Inc.	5,498	812,000
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	46,109	592,368
Franco-Nevada Corp.	4,869	599,055
Freeport-McMoRan, Inc.	35,456	1,869,595
Ivanhoe Mines Ltd. (d)	42,555	614,463
Nucor Corp.	8,301	1,401,624
Teck Resources Ltd. Class B	11,594	603,468
		5,680,573
TOTAL MATERIALS		26,803,219
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	565	67,235
American Tower Corp.	15,268	2,988,558
COPT Defense Properties (SBI)	9,314	229,776
Crown Castle, Inc.	15,102	1,547,955
CubeSmart	19,505	825,257
Digital Realty Trust, Inc.	7,205	1,047,175
Equinix, Inc.	2,927	2,233,242
Equity Lifestyle Properties, Inc.	12,410	778,976
Essex Property Trust, Inc.	2,211	574,396
Extra Space Storage, Inc.	547	79,189
Invitation Homes, Inc.	52,591	1,829,641
Mid-America Apartment Communities, Inc.	6,363	850,797
Omega Healthcare Investors, Inc.	13,454	434,968
Prologis, Inc.	28,685	3,169,406
Public Storage	5,631	1,541,937
Simon Property Group, Inc.	14,361	2,172,963
Sun Communities, Inc.	5,935	700,271
Terreno Realty Corp.	6,874	388,931
Ventas, Inc.	21,574	1,084,309
Welltower, Inc.	20,118	2,085,633
		24,630,615
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.	15,247	207,969
TOTAL REAL ESTATE		24,838,584
UTILITIES - 1.5%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	7,489	675,882
Constellation Energy Corp.	11,829	2,569,850
Edison International	29,421	2,261,004
Entergy Corp.	13,625	1,532,676
Eversource Energy	24,200	1,433,366
FirstEnergy Corp.	33,885	1,364,210
NextEra Energy, Inc.	66,911	5,354,218
NRG Energy, Inc.	10,827	876,987
PG&E Corp.	152,832	2,833,505
PPL Corp.	46,750	1,371,178
Southern Co.	12,486	1,000,628
		21,273,504
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	57,808	1,248,075
Vistra Corp.	14,587	1,445,280
		2,693,355
Multi-Utilities - 0.3%
NiSource, Inc.	40,026	1,163,156
Public Service Enterprise Group, Inc.	7,445	564,033
Sempra	38,614	2,974,436
		4,701,625
TOTAL UTILITIES		28,668,484
TOTAL COMMON STOCKS (Cost $779,352,824)		1,168,934,314

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd. Series E1 (c)(d)(e)	1,863	442,351

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(c)(d)(e)	1,784	48,436
Series B2(c)(d)(e)	1,176	34,892
		83,328
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(d)(e)	731	80,732

TOTAL INDUSTRIALS		164,060

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(d)(e)	6,103	78,546

Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd. Series D (c)(d)(e)	6,632	34,088

Software - 0.1%
Algolia, Inc. Series D (c)(d)(e)	3,612	62,849
Bolt Technology OU Series E (c)(d)(e)	957	127,016
Databricks, Inc.:
Series G(c)(d)(e)	444	34,912
Series H(c)(d)(e)	2,574	202,394
Skyryse, Inc. Series B (c)(d)(e)	7,300	148,482
Stripe, Inc. Series H (c)(d)(e)	2,037	52,962
		628,615
TOTAL INFORMATION TECHNOLOGY		741,249

TOTAL CONVERTIBLE PREFERRED STOCKS		1,347,660
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (d)(e)	12,063	98,072

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (c)(d)(e)	3,298	31,298

TOTAL NONCONVERTIBLE PREFERRED STOCKS		129,370
TOTAL PREFERRED STOCKS (Cost $1,728,914)		1,477,030

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.32% 7/11/24 to 8/29/24 (g) (Cost $158,281)	160,000	158,329

Fixed-Income Funds - 35.6%
	Shares	Value ($)
Fidelity High Income Central Fund (h)	0	1
Fidelity Investment Grade Bond Central Fund (h)	6,880,701	661,717,058
TOTAL FIXED-INCOME FUNDS (Cost $721,160,640)		661,717,059

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	22,603,936	22,608,456
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	1,496,125	1,496,275
TOTAL MONEY MARKET FUNDS (Cost $24,104,731)		24,104,731

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,526,505,390)	1,856,391,463
NET OTHER ASSETS (LIABILITIES) - 0.2%	4,437,498
NET ASSETS - 100.0%	1,860,828,961

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	65	Jun 2024	17,210,375	183,380	183,380

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $781,254 or 0.0% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,632,170 or 0.1% of net assets.

(d)	Non-income producing
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $158,329.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $600,222 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	80,344

ABL Space Systems Series B2	10/22/21	79,963

Algolia, Inc. Series D	7/23/21	105,633

Astranis Space Technologies Corp. Series C	3/19/21	133,783

Beta Technologies, Inc. Series A	4/09/21	53,560

Bolt Technology OU Series E	1/03/22	248,626

ByteDance Ltd. Series E1	11/18/20	204,137

Cazoo Group Ltd.	3/28/21	57,000

CCC Intelligent Solutions Holdings, Inc.	2/02/21	36,710

Databricks, Inc. Series G	2/01/21	26,250

Databricks, Inc. Series H	8/31/21	189,148

Epic Games, Inc.	3/29/21	161,070

Gupshup, Inc.	6/08/21	75,409

Lionsgate Studios Corp.	12/22/23	142,996

Skyryse, Inc. Series B	10/21/21	180,164

Space Exploration Technologies Corp. Class A	2/16/21	83,998

Starling Bank Ltd. Series D	6/18/21	326,861

Stripe, Inc. Class B	5/18/21	72,231

Stripe, Inc. Series H	3/15/21 - 5/25/23	81,735

Xsight Labs Ltd. Series D	2/16/21	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,108,138	245,274,823	245,774,487	843,838	(18)	-	22,608,456	0.0%
Fidelity High Income Central Fund	-	3	2	-	-	-	1	0.0%
Fidelity Investment Grade Bond Central Fund	587,007,125	81,089,417	5,497,960	19,955,059	(559,708)	(321,816)	661,717,058	1.7%
Fidelity Securities Lending Cash Central Fund 5.39%	1,008,450	19,788,256	19,300,431	5,616	-	-	1,496,275	0.0%
Total	611,123,713	346,152,499	270,572,880	20,804,513	(559,726)	(321,816)	685,821,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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